Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Royce Capital Fund - Small-Cap Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent	8.93%	10.66%	7.88%
Royce Capital Fund - Small-Cap Portfolio - Service Class
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	10.40%	7.63%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent	13.89%	9.17%	10.14%
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	8.85%	9.86%